Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31,
	2018	2017

Raw materials	$5,605	$3,277
Work in progress, net	3,558	3,093
Finished goods	2,081	1,540
	$11,244	$7,910